Investments - Summary of Investments (Detail) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Listed
At fair value through OCI	$ 34.5	$ 30.9
Unlisted
Asanko redeemable preference shares	60.3	94.5
Other	17.3	13.2
Total investments	$ 112.1	$ 138.6
Redeemable preference shares	132,439,999	132,439,999
Redeemable preference shares, par value	$ 132,439,999	$ 132,439,999
Asanko Gold
Listed
At fair value through OCI	$ 11.7	$ 15.8
Magmatic Resources Limited
Listed
At fair value through OCI	1.2	1.4
Chakana Copper Corp
Listed
At fair value through OCI	2.0	5.3
Lefroy Exploration Limited
Listed
At fair value through OCI	3.8	4.9
Torq Resources Inc
Listed
At fair value through OCI	8.4	0.0
Tesoro Gold Limited
Listed
At fair value through OCI	$ 4.4	$ 0.0